COMMON SHARES (Details) (CAD) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in common shares during the period
Outstanding at the beginning of the period (in shares)	732,000
Outstanding at the beginning of the period	14,037,000,000
Outstanding at the end of the period (in shares)	738,000	732,000
Outstanding at the end of the period	14,306,000,000	14,037,000,000
Restriction on Dividends
Amount available for the payment of dividends on common and preferred shares	1,000,000,000	2,700,000,000	3,600,000,000
Cash Dividends
Cash dividends paid	1,200,000,000	1,200,000,000	1,100,000,000
Common Shares
Changes in common shares during the period
Outstanding at the beginning of the period (in shares)	731,872	675,547	649,426
Outstanding at the beginning of the period	14,037,000,000	11,636,000,000	10,649,000,000
Issuance of common shares for cash (in shares)	6,509	56,325	26,121
Issuance of common shares for cash	269,000,000	2,401,000,000	987,000,000
Outstanding at the end of the period (in shares)	738,381	731,872	675,547
Outstanding at the end of the period	14,306,000,000	14,037,000,000	11,636,000,000